Segment Results	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Results
NOTE 6. SEGMENT RESULTS
Concurrent with the February 28, 2014 acquisition of Paladin, the Company changed the names of its reportable segments. This change to our segments had no impact on the Company’s Consolidated Financial Statements for all periods presented. In addition, the International Pharmaceuticals segment was added, which is comprised of the operations of the acquired Paladin and Somar businesses. As further described in Note 3. Discontinued Operations, the operating results of the HealthTronics and AMS businesses are reported as Discontinued operations, net of tax in the Consolidated Statements of Operations for all periods presented.
The three remaining reportable business segments in which the Company now operates are: (1) U.S. Branded Pharmaceuticals, (2) U.S. Generic Pharmaceuticals, and (3) International Pharmaceuticals. These segments reflect the level at which executive management regularly reviews financial information to assess performance and to make decisions about resources to be allocated. Each segment derives revenue from the sales or licensing of its respective products and is discussed in more detail below.
We evaluate segment performance based on each segment’s adjusted income (loss) from continuing operations before income tax, which we define as income (loss) from continuing operations before income tax before certain upfront and milestone payments to partners, acquisition-related and integration items, cost reduction and integration-related initiatives, asset impairment charges, amortization of intangible assets related to marketed products, inventory step-up recorded as part of our acquisitions, non-cash interest expense, litigation-related and other contingent matters and certain other items that the Company believes do not reflect its core operating performance.
Certain of the corporate general and administrative expenses incurred by the Company are not attributable to any specific segment. Accordingly, these costs are not allocated to any of the Company’s segments and are included in the results below as “Corporate unallocated”. The Company’s consolidated adjusted income from continuing operations before income tax is equal to the combined results of each of its segment less these unallocated corporate costs.
U.S. Branded Pharmaceuticals
Our U.S. Branded Pharmaceuticals segment includes a variety of branded prescription products related to treating and managing pain as well as our urology, endocrinology and oncology products. The marketed products that are included in this segment include Lidoderm®, Opana® ER, Voltaren® Gel, Percocet®, Frova®, Fortesta® Gel, Supprelin® LA, Valstar®, Vantas®, Sumavel® DosePro®, Aveed® and Natesto™.
U.S. Generic Pharmaceuticals
Our U.S. Generic Pharmaceuticals segment consists of products primarily focused in pain management through a differentiated portfolio of controlled substances and liquids that have one or more barriers to market entry, such as complex formulation, regulatory or legal challenges or difficulty in raw material sourcing. The product offerings of this segment include products in the pain management, urology, CNS disorders, immunosuppression, oncology, women’s health and hypertension markets, among others. Additionally, in May 2014, we launched an authorized generic lidocaine patch 5% (referred to as Lidoderm® authorized generic).
International Pharmaceuticals
Our International Pharmaceuticals segment includes a variety of specialty pharmaceutical products and certain medical devices for the Canadian, Mexican, South African and world markets, which we acquired from Paladin and Somar. Paladin’s key products serve growing therapeutic areas including ADHD, pain, urology and allergy. Somar develops, manufactures, and markets high-quality generic, branded generic and over-the-counter products across key market segments including dermatology and anti-infectives.
The following represents selected information for the Company’s reportable segments for the years ended December 31 (in thousands):

	2014	2013	2012
Net revenues to external customers:
U.S. Branded Pharmaceuticals	$969,437	$1,394,015	$1,677,984
U.S. Generic Pharmaceuticals	1,140,821	730,666	633,265
International Pharmaceuticals (1)	270,425	—	—
Total net revenues to external customers	$2,380,683	$2,124,681	$2,311,249

Adjusted income (loss) from continuing operations before income tax:
U.S. Branded Pharmaceuticals	$529,507	$783,927	$906,839
U.S. Generic Pharmaceuticals	464,029	193,643	171,418
International Pharmaceuticals	80,683	—	—
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(1)	Revenues generated by our International Pharmaceuticals segment are primarily attributable to Canada, Mexico and South Africa.
There were no material revenues from external customers attributed to an individual foreign country during the years ended December 31, 2014, 2013 or 2012. There were no material tangible long-lived assets attributed to an individual foreign country as of December 31, 2014 or 2013.
The table below provides reconciliations of our segment adjusted income from continuing operations before income tax to our consolidated income (loss) from continuing operations before income tax, which is determined in accordance with U.S. GAAP, for the years ended December 31 (in thousands):

	2014	2013	2012
Total segment adjusted income from continuing operations before income tax:	$1,074,219	$977,570	$1,078,257
Corporate unallocated costs	(355,417)	(315,743)	(328,633)
Upfront and milestone payments to partners	(51,774)	(29,703)	(60,778)
Asset impairment charges	(22,542)	(32,011)	(72,551)
Acquisition-related and integration items (1)	(77,384)	(7,614)	(18,432)
Separation benefits and other cost reduction initiatives (2)	(25,760)	(91,530)	(23,489)
Excise tax (3)	(54,300)	—	—
Amortization of intangible assets	(218,712)	(123,547)	(146,898)
Inventory step-up	(65,582)	—	—
Non-cash interest expense related to the 1.75% Convertible Senior Subordinated Notes	(12,192)	(22,742)	(20,762)
Loss on extinguishment of debt	(31,817)	(11,312)	(7,215)
Watson litigation settlement income, net	—	50,400	—
Accrual for payment to Impax Laboratories Inc. related to sales of Opana® ER	—	—	(102,000)
Patent litigation settlement items, net	—	—	(85,123)
Certain litigation-related charges, net (4)	(42,084)	(9,450)	(224,425)
Charge related to the non-recoverability of certain non-trade receivables	(10,000)	—	—
Net gain on sale of certain early-stage drug discovery and development assets	5,200	—	—
Foreign currency impact related to the remeasurement of intercompany debt instruments	13,153	—	—
Charge for an additional year of the branded prescription drug fee in accordance with IRS regulations issued in the third quarter of 2014	(24,972)	—	—
Other, net	(161)	1,048	—
Total consolidated income (loss) from continuing operations before income tax	$99,875	$385,366	$(12,049)
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(1)
Acquisition-related and integration-items include costs directly associated with the closing of certain acquisitions, changes in the fair value of contingent consideration and the costs of integration activities related to both current and prior period acquisitions.

(2)
Separation benefits and other cost reduction initiatives include employee separation costs of $14.4 million, $35.2 million and $20.0 million in 2014, 2013 and 2012, respectively. Contract termination fees of $5.8 million in 2013 are also included in this amount. The amount of separation benefits and other cost reduction initiatives in 2013 includes an expense recorded upon the cease use date of our Chadds Ford, Pennsylvania and Westbury, New York properties in the first quarter of 2013, representing the liability for our remaining obligations under the respective lease agreements of $7.2 million. These expenses were primarily recorded as Selling, general and administrative and Research and development expense in our Consolidated Statements of Operations. The amounts in this table exclude amounts related to discontinued operations. See Note 4. Restructuring for discussion of our material restructuring initiatives.

(3)	This amount represents charges related to the expense for the reimbursement of directors’ and certain employees’ excise tax liabilities pursuant to Section 4985 of the Internal Revenue Code.

(4)	These amounts include charges for Litigation-related and other contingencies, net as further described in Note 14. Commitments and Contingencies.
The following represents additional selected financial information for our reportable segments for the years ended December 31 (in thousands):

	2014	2013	2012
Depreciation expense:
U.S. Branded Pharmaceuticals	$16,209	$19,828	$15,540
U.S. Generic Pharmaceuticals	16,751	13,354	12,343
International Pharmaceuticals	1,856	—	—
Corporate unallocated	7,849	8,354	5,033
Total depreciation expense	$42,665	$41,536	$32,916

	2014	2013	2012
Amortization expense:
U.S. Branded Pharmaceuticals	$78,890	$80,223	$105,974
U.S. Generic Pharmaceuticals	95,042	43,924	41,524
International Pharmaceuticals	44,780	—	$—
Total amortization expense	$218,712	$124,147	$147,498

Interest income and expense are considered corporate items and included in Corporate unallocated. Asset information is not reviewed or included within our internal management reporting. Therefore, the Company has not disclosed asset information for each reportable segment.